Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, plant and equipment
Schedule of detailed information about property, plant and equipment

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2022	4 010	11 121	150 575	24 980	30 622	221 308
Cost	4 357	21 466	356 420	49 388	30 622	462 253
Accumulated depreciation and impairment	(347)	(10 345)	(205 845)	(24 408)	—	(240 945)
Additions	89	32	807	62	29 953	30 943
to sustain existing operations	89	32	732	62	23 549	24 464
to expand operations	—	—	75	—	6 404	6 479
Reduction in rehabilitation provisions capitalised	—	—	(265)	(14)	(365)	(644)
Finance costs capitalised	—	—	—	—	1 074	1 074
Assets capitalised or reclassified	(33)	498	23 502	4 518	(28 697)	(212)
Reclassification to held for sale	(8)	(10)	(7)	—	—	(25)
Translation of foreign operations	577	1 298	18 817	—	534	21 226
Disposals and scrapping	(9)	(41)	(432)	(45)	(1 004)	(1 531)
Current year depreciation charge	—	(556)	(10 631)	(2 633)	—	(13 820)
Net impairment of property, plant and equipment (note 8)	(34)	(1 084)	(13 190)	(12 859)	(5 680)	(32 847)
Carrying amount at 30 June 2023	4 592	11 258	169 176	14 009	26 437	225 472
Cost	5 023	24 252	399 595	53 259	26 437	508 566
Accumulated depreciation and impairment	(431)	(12 994)	(230 419)	(39 250)	—	(283 094)
Additions	—	14	683	354	29 514	30 565
to sustain existing operations	—	14	676	250	23 245	24 185
to expand operations	—	—	7	104	6 269	6 380
Reduction in rehabilitation provisions capitalised (note 29)	—	—	(47)	(493)	(189)	(729)
Finance costs capitalised	—	—	—	—	1 644	1 644
Assets capitalised or reclassified	—	744	13 367	3 541	(17 997)	(345)
Reclassification (to)/from held for sale	(6)	—	119	—	9	122
Translation of foreign operations	(148)	(341)	(4 768)	—	(171)	(5 428)
Disposals and scrapping	(3)	(31)	(349)	(6)	(493)	(882)
Current year depreciation charge	—	(531)	(10 391)	(1 945)	—	(12 867)
Net impairment of property, plant and equipment (note 8)	(196)	(237)	(67 450)	(1 024)	(5 056)	(73 963)
Carrying amount at 30 June 2024	4 239	10 876	100 340	14 436	33 698	163 589
Cost	4 849	24 248	398 678	56 164	33 698	517 637
Accumulated depreciation and impairment	(610)	(13 372)	(298 338)	(41 728)	—	(354 048)

*Includes intangible assets under construction.

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Additions to property, plant and equipment (cash flow)
Current year additions	30 565	30 943	22 613
Adjustments for non-cash items	(491)	(217)	(20)
movement in environmental provisions capitalised	(473)	(50)	(20)
reduction in Area A5-A receivable	(18)	(167)	—
Per the statement of cash flows	30 074	30 726	22 593

Schedule of capital commitments (excluding equity accounted investments)

	2024	2023
for the year ended 30 June	Rm	Rm
Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific Board approval has been obtained. Projects still under investigation for which specific Board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	50 551	47 596
Authorised but not yet contracted for	26 897	34 246
Less expenditure to the end of year	(42 057)	(34 277)
	35 391	47 565

to sustain existing operations	29 988	35 749
to expand operations	5 403	11 816
Estimated expenditure
Within one year	24 796	30 941
One to five years	10 595	16 624
	35 391	47 565

Significant capital commitments and expenditure at 30 June comprise mainly of:

			Capital commitments		Capital expenditure
			2024	2023	2024	2023
Project	Project location	Business segment	Rm	Rm	Rm	Rm
Projects to sustain operations
Shutdown and major statutory maintenance	Various	Various	9 362	8 875	7 239	7 785
Environmental projects	Various	Various	5 102	6 497	3 143	2 295
Emission reduction roadmap	Various	Various	66	66	3	—
Clean fuels II	Various	Fuels	1 960	3 134	1 495	1 284
Projects to expand operations
Mozambique exploration and development	Mozambique	Gas	3 422	10 544	6 475	5 465

Schedule of depreciation and amortisation expense

Buildings and improvements	1 - 17%, units of production over life of related reserve base
Retail convenience centres (included in buildings and improvements)	3 – 5%
Plant	2 – 50%
Equipment	3 – 91%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets (included in mineral assets)	Units of production over life of related reserve base